FINANCIAL INSTRUMENTS, FINANCIAL RISKS AND CAPITAL MANAGEMENT (Details 2) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement1 [Line Items]
Financial liabilities	$ 255,001	$ 313,400
Financial assets	88,178	149,039
United States dollars [Member]
Statement1 [Line Items]
Financial liabilities	(554)	(564)
Financial assets	584	1,099
South African rands [Member]
Statement1 [Line Items]
Financial liabilities	(1,629)	(4,877)
Financial assets	$ 0	$ 0